Capital Requirements and Restriction on Retained Earnings - Actual Capital Levels and Minimum Required Levels (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Consolidated [Member]
Compliance with Regulatory Capital Requirements for Mortgage Companies [Line Items]
Total Capital to risk-weighted assets, Actual, Amount	$ 143,628	$ 116,423
Tier I (Core) Capital to risk-weighted assets, Actual, Amount	133,041	103,979
Tier I (Core) Capital to average assets, Actual, Amount	133,041	103,979
Total Capital to risk-weighted assets, Actual, Ratio	17.10%	14.80%
Tier I (Core) Capital to risk-weighted assets, Actual, Ratio	15.80%	13.30%
Tier I (Core) Capital to average assets, Actual, Ratio	11.60%	9.30%
Total Capital to risk-weighted assets, For Capital Adequacy Purposes, Amount	67,194	62,931
Tier I (Core) Capital to risk-weighted assets, For Capital Adequacy Purposes, Amount	33,681	31,272
Tier I (Core) Capital to average assets, For Capital Adequacy Purposes, Amount	45,876	44,722
Total Capital to risk-weighted assets, For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier I (Core) Capital to risk-weighted assets, For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier I (Core) Capital to average assets, For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Citizens [Member]
Compliance with Regulatory Capital Requirements for Mortgage Companies [Line Items]
Total Capital to risk-weighted assets, Actual, Amount	104,884	104,948
Tier I (Core) Capital to risk-weighted assets, Actual, Amount	94,302	95,022
Tier I (Core) Capital to average assets, Actual, Amount	94,302	95,022
Total Capital to risk-weighted assets, Actual, Ratio	12.50%	13.40%
Tier I (Core) Capital to risk-weighted assets, Actual, Ratio	11.20%	12.10%
Tier I (Core) Capital to average assets, Actual, Ratio	8.30%	8.50%
Total Capital to risk-weighted assets, For Capital Adequacy Purposes, Amount	67,126	62,656
Tier I (Core) Capital to risk-weighted assets, For Capital Adequacy Purposes, Amount	33,679	31,335
Tier I (Core) Capital to average assets, For Capital Adequacy Purposes, Amount	45,447	44,559
Total Capital to risk-weighted assets, For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier I (Core) Capital to risk-weighted assets, For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier I (Core) Capital to average assets, For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Total Capital to risk-weighted assets, To Be Well Capitalized Under Prompt Corrective Action Purposes, Amount	83,907	78,319
Tier I (Core) Capital to risk-weighted assets, To Be Well Capitalized Under Prompt Corrective Action Purposes, Amount	50,519	47,002
Tier I (Core) Capital to average assets, To Be Well Capitalized Under Prompt Corrective Action Purposes, Amount	$ 56,808	$ 55,699
Total Capital to risk-weighted assets, To Be Well Capitalized Under Prompt Corrective Action Purposes, Ratio	10.00%	10.00%
Tier I (Core) Capital to risk-weighted assets, To Be Well Capitalized Under Prompt Corrective Action Purposes, Ratio	6.00%	6.00%
Tier I (Core) Capital to average assets, To Be Well Capitalized Under Prompt Corrective Action Purposes, Ratio	5.00%	5.00%